Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 2 – RELATED PARTY TRANSACTIONS

The Defiance Company, LLC is owned by our President and controlling stockholder.   As of March 31, 2014 accounts payable to Defiance is $285,389 for amounts paid by Defiance Company, LLC on behalf of Greenkraft, which is the same amount as of December 31, 2013.

As of March 31, 2014, Greenkraft has notes payable for a total of $1,906,916 to its President and his related entities.  All amounts are due on demand, unsecured and do not bear interest.  During the three months ended March 31, 2014, the Company repaid $10,000 under these related party notes.

CEE, LLC performed testing for  Greenkraft for engine certifications and also shared employees with Greenkraft. Our President is an owner of CEE, LLC. During the three months ended March 31, 2014, and 2013, Greenkraft recognized $0 and $225,000, respectively, of contributed testing expenses related to the engine certifications and $85,000, and $49,062, respectively, of contributed payroll expense related to the shared employees.
First Warner Properties LLC is the owner of 2215 S. Standard Ave Santa Ana Ca 92707. Our President is a member of First Warner. Greenkraft leased the property as assembly plant from First Warner. The term of the lease agreement is from April 1, 2013 to April 1, 2018, with a monthly rent of $17,500. The total rent expense for the three months ended March 31, 2014, and 2013 was $52,500, and $0, respectively. As of March 31, 2014, and December 31, 2013, $17,500, and $17,500, respectively, was owed to First Warner.

NOTE 2 – RELATED PARTY TRANSACTIONS

First Standard Real Estate LLC is the owner of 2530 S. Birch Street, Santa Ana, California 92707 where Greenkraft uses office space. Our CEO is an owner of First Standard Real Estate. During 2013 and 2012, Greenkraft recognized $1,200 and $2,400 of contributed rent expense related to this space. From January 2013 to March 2013, Greenkraft paid $15,000 for warehouse space to store parts before it moved into the leased space.  As of December 31, 2013, no amount is owed to First Standard Real Estate LLC.

First Warner Properties LLC is the owner of 2215 S. Standard Ave Santa Ana Ca 92707. Our CEO is a member of First Warner. Greenkraft leased the property as assembly plant from First Warner. The term of the lease agreement is from April 1, 2013 to April 1, 2018, with a monthly rate of $17,500. The Company has the option to renew the lease for one extended term of 5 years. The total rent expense for 2013 was $157,500. As of December 31, 2013, $17,500 is owed to First Warner for December 2013 rent.

The Defiance Company LLC is owned by our CEO. As of December 31, 2013, accounts payable of $285,389 is owed to Defiance and $109,611 of related party revenue was recognized during 2013.

CEE LLC performed testing for Greenkraft for engine certifications and also shared employees with Greenkraft. Our CEO is an owner of CEE, LLC. During 2013 and 2012, Greenkraft recognized $225,000 and $234,973, respectively, of contributed operation expenses related to the engine certifications and $280,238 and $121,324, respectively of contributed payroll expense related to the shared employees. Additionally, CEE, LLC borrowed $169,534 and $250,000 from Greenkraft’s bank line of credit during 2013 and 2012, respectively, and Greenkraft paid off operational expense on CEE’s behalf of $15,093 and $19,109 for 2013 and 2012, repsectively.

As of December 31, 2013 and 2012 Greenkraft has notes payable for a total of $1,916,916 and $2,009,950 owed to our owner and his related entities.  During 2013 and 2012, the Company repaid $93,034 and borrow $680,800 from the related party, respectively. All amounts are due on demand, unsecured and do not bear interest.

Our CEO does not charge us a salary and therefore we have recognized $72,000 and $52,000 for 2013 and 2012, respectively of contributed salary expense.